Cover	9 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	BUNKER HILL MINING CORP.
Entity Central Index Key	0001407583
Entity Primary SIC Number	1041
Entity Tax Identification Number	32-0196442
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	82 Richmond Street East
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5C 1P1
City Area Code	416
Local Phone Number	477-7771
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false